Consolidated Statement of Cash Flows - Movements in the borrowings, lease liabilities and payables to related parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CONSOLIDATED STATEMENT OF CASH FLOWS.
Balances at beginning of period	$ 540,256	$ 533,279	$ 529,693
Addition to lease liabilities	239	2,603	137
Proceeds from borrowings	553,000	10,728	0
Accrual of borrowing's interests	49,298	31,088	30,839
Exchange difference	3,076	(3,283)	7,061
Divestments	(250)		(26)
Foreign currency translation		(343)	174
Unwinding of discount	2,759	2,928	3,168
Principal paid	(512,629)	(731)	0
Interest paid	(41,523)	(27,736)	(27,500)
Borrowings cancellation gain, net	(3,917)	0	0
Bond emission expenditures	(5,034)
Lease payments	(5,733)	(7,775)	(10,267)
Debt issuance costs paid	(5,034)	0	0
Balances at end of period	579,542	540,256	533,279
Borrowings [Member]
CONSOLIDATED STATEMENT OF CASH FLOWS.
Balances at beginning of period	514,333	500,981	497,642
Proceeds from borrowings	553,000	10,728
Accrual of borrowing's interests	49,298	31,088	30,839
Exchange difference	19
Foreign currency translation		3
Principal paid	(512,629)	(731)
Interest paid	(41,523)	(27,736)	(27,500)
Borrowings cancellation gain, net	(3,917)
Bond emission expenditures	(5,034)
Balances at end of period	553,547	514,333	500,981
Lease liabilities [member]
CONSOLIDATED STATEMENT OF CASH FLOWS.
Balances at beginning of period	25,923	32,298	32,051
Addition to lease liabilities	239	2,603	137
Exchange difference	3,057	(3,283)	7,061
Divestments	(250)	(502)	(26)
Foreign currency translation		(346)	174
Unwinding of discount	2,759	2,928	3,168
Lease payments	(5,733)	(7,775)	(10,267)
Balances at end of period	$ 25,995	$ 25,923	$ 32,298